NET FEE AND COMMISSION INCOME - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income:
Fee and commission income	£ 2,608	£ 2,308	£ 2,756
Fee and commission expense	(1,185)	(1,148)	(1,350)
Net fee and commission income	1,423	1,160	1,406
Current accounts
Fee and commission income:
Fee and commission income	638	615	659
Credit and debit card fees
Fee and commission income:
Fee and commission income	883	748	982
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	413	274	248
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	113	146	206
Private banking and asset management
Fee and commission income:
Fee and commission income	0	6	69
Factoring
Fee and commission income:
Fee and commission income	76	76	103
Other fees and commissions
Fee and commission income:
Fee and commission income	£ 485	£ 443	£ 489